Equity (Tables)	6 Months Ended
Jun. 30, 2020
Equity [abstract]
Schedule of Ordinary Shares
a.	Ordinary shares

	December 31, 2019	June 30, 2020
Number of shares authorized	500,000,000	500,000,000

Amount of shares authorized (NT$ thousand)	$5,000,000	$5,000,000

Number of shares issued and fully paid	189,954,970	189,954,970

Amount of shares issued and fully paid	$61,366,844	$61,366,844

Schedule of Capital Surplus
b.	Capital surplus

	December 31, 2019	June 30, 2020
Arising from issuance of new share capital	$108,800,191	$108,800,191
Arising from employee share options	6,274,591	6,274,591
Changes in percentage of ownership interests in subsidiary	1,376,349	1,376,349
Equity component of long-term debt (Note 14)	44,579	44,579

	$116,495,710	$116,495,710

Schedule of Accumulated Deficits
The accumulated deficits for 2018 and 2019 approved by the shareholders’ meetings on June 21, 2019 and June 29, 2020, respectively, were as follows:

	For the year ended December 31
	2018	2019
Accumulated deficits at the beginning of the year	$(90,283,261)	$(132,468,858)
Net loss for the year	(42,185,597)	(47,015,967)

Accumulated deficits at the end of the year	$(132,468,858)	$(179,484,825)

Disclosure And Detailed Information Of Other Equity Items
d.	Other reserves items
Unrealized loss on financial assets at fair value through other comprehensive income:

	For the six months ended June 30
	2019	2020
Balance at January 1	$—	$(55,084)
Unrealized loss
Equity instruments	—	(74,331)

Balance at June 30	$—	$(129,415)

Schedule of Non-controlling Interests
e.	Non-controlling interests

	For the six months ended June 30
	2019	2020
Balance at January 1	$—	$1,074,081
Share in profit for the year	—	(315,695)

Balance at June 30	$—	$758,386